SCHEDULE OF DUE TO RELATED PARTY TRANSACTIONS (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Subtotal of amount due to related parties-current		$ 1,372,808	$ 1,270,663
Subtotal of amount due to related parties-non-current		131,017	131,017
Total		1,503,825	1,401,680
Shenzhen Media [Member]
Related Party Transaction [Line Items]
Subtotal of amount due to related parties-current	[1]	946,944	422,540
Mario Yau Kwan Ho [Member]
Related Party Transaction [Line Items]
Subtotal of amount due to related parties-current	[2]	325,277	146,429
Xingjing Culture Media [Member]
Related Party Transaction [Line Items]
Subtotal of amount due to related parties-current	[3]	86,228	88,650
Wuhan Yingyi [Member]
Related Party Transaction [Line Items]
Subtotal of amount due to related parties-current	[4]	9,006
Wuhan Lingsheng [Member]
Related Party Transaction [Line Items]
Subtotal of amount due to related parties-current	[4]	5,353
Hicham Chahine [Member]
Related Party Transaction [Line Items]
Subtotal of amount due to related parties-current			4,035
Wuhan Tourism And Sports Group [Member]
Related Party Transaction [Line Items]
Subtotal of amount due to related parties-current	[5]		609,009
Shenzhen Xingjing [Member]
Related Party Transaction [Line Items]
Subtotal of amount due to related parties-non-current	[6]	$ 131,017	$ 131,017

[1]	In April 2021, the Group entered into a cooperation agreement with the related party and agreed to allocate 60% of the government subsidies received to the related party. As of December 31, 2023 and December 31, 2024, the balance represents government subsidies the Group received and should pay to the related party.
[2]	The balances represented the service fee for Mario Yau Kwan Ho who provided services to the reality show that hosted by the customers.
[3]	The balances represented interest-free loan from related parties for daily operations, which were due on demand.
[4]	The balances represented talent management service provided by the related parties.
[5]	The balances as of December 31, 2023 represented the advertising proceeds that the Group received from the related party, which the service has been provided by the Group as of December 31, 2024.
[6]	The balances represented the long-term equity investment fund payable to Shenzhen Xingjing.